CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Trade sales, services and fees, net									$ 10,964	$ 11,041	$ 9,049
Related party sales									223	180	201
Total revenues	2,619	2,741	2,914	2,913	2,632	2,976	2,934	2,679	11,187	11,221	9,250
Cost of goods sold									9,146	9,363	7,772
Gross profit	413	542	532	554	393	495	505	465	2,041	1,858	1,478
Selling, general and administrative									934	916	855
Research and development									152	166	151
Other operating income									(6)	(20)
Restructuring, impairment and plant closing costs (credits)	40	47	5		(4)	155	9	7	92	167	29
Operating income									869	629	443
Interest (expense) income, net									(238)	(262)	(248)
Equity in income (loss) of investment in affiliates and subsidiaries									7	8	24
Loss on early extinguishment of debt									(80)	(7)	(37)
Other income (expense)									1	2	2
Income from continuing operations before income taxes									559	370	184
Income tax expense									(179)	(113)	(40)
Income (loss) from continuing operations	(44)	121	133	170	88	(39)	127	81	380	257	144
Income (loss) from discontinued operations, net of tax									(7)	(1)	42
Income before extraordinary gain (loss)	(44)	120	131	166	92	(29)	126	67	373	256	186
Extraordinary gain (loss) on the acquisition of a business, net of tax of nil									2	4	(1)
Net income (loss)	(43)	121	131	166	94	(29)	127	68	375	260	185
Net loss (income) attributable to noncontrolling interests									(10)	(7)	(5)
Net income attributable to Huntsman International LLC	(45)	117	127	166	104	(31)	117	63	365	253	180
Other comprehensive loss									(181)	(262)	(7)
Comprehensive income attributable to noncontrolling interests									(9)	(2)	(4)
Comprehensive income (loss) attributable to Huntsman International LLC									185	(4)	174
Parent Company
Revenues:
Trade sales, services and fees, net									932	885	790
Related party sales									745	453	262
Total revenues									1,677	1,338	1,052
Cost of goods sold									1,424	1,178	869
Gross profit									253	160	183
Selling, general and administrative									191	182	185
Research and development									47	50	52
Other operating income									(5)	35	(34)
Restructuring, impairment and plant closing costs (credits)									4	1	1
Operating income									16	(108)	(21)
Interest (expense) income, net									(207)	(216)	(215)
Equity in income (loss) of investment in affiliates and subsidiaries									503	381	(1,199)
Loss on early extinguishment of debt									(80)	(7)	(37)
Dividends income											1,569
Other income (expense)									(12)	(35)	(25)
Income from continuing operations before income taxes									220	15	72
Income tax expense									141	232	101
Income (loss) from continuing operations									361	247	173
Income (loss) from discontinued operations, net of tax									4	6	7
Income before extraordinary gain (loss)									365	253	180
Net income (loss)									365	253	180
Net income attributable to Huntsman International LLC									365	253	180
Other comprehensive loss									(180)	(257)	(7)
Comprehensive income (loss) attributable to Huntsman International LLC									185	(4)	173
Guarantors
Revenues:
Trade sales, services and fees, net									3,443	3,349	2,514
Related party sales									447	493	513
Total revenues									3,890	3,842	3,027
Cost of goods sold									3,003	3,160	2,594
Gross profit									887	682	433
Selling, general and administrative									120	97	88
Research and development									36	34	30
Other operating income									2	(18)	11
Restructuring, impairment and plant closing costs (credits)									7		3
Operating income									722	569	301
Interest (expense) income, net									42	43	38
Equity in income (loss) of investment in affiliates and subsidiaries									40	77	91
Other income (expense)									14
Income from continuing operations before income taxes									818	689	430
Income tax expense									(243)	(210)	(127)
Income (loss) from continuing operations									575	479	303
Income (loss) from discontinued operations, net of tax									1	(1)	68
Income before extraordinary gain (loss)									576	478	371
Net income (loss)									576	478	371
Net loss (income) attributable to noncontrolling interests										(2)	(2)
Net income attributable to Huntsman International LLC									576	476	369
Other comprehensive loss									(250)	(98)	1,539
Comprehensive income attributable to noncontrolling interests										(3)	(1)
Comprehensive income (loss) attributable to Huntsman International LLC									326	377	1,909
Non-guarantors
Revenues:
Trade sales, services and fees, net									6,589	6,807	5,745
Related party sales									1,161	1,098	958
Total revenues									7,750	7,905	6,703
Cost of goods sold									6,849	6,855	5,815
Gross profit									901	1,050	888
Selling, general and administrative									623	637	582
Research and development									69	82	69
Other operating income									(3)	(37)	23
Restructuring, impairment and plant closing costs (credits)									81	166	25
Operating income									131	202	189
Interest (expense) income, net									(73)	(89)	(71)
Equity in income (loss) of investment in affiliates and subsidiaries									9	9	24
Other income (expense)									(1)	1	2
Income from continuing operations before income taxes									66	123	144
Income tax expense									1	(35)	(14)
Income (loss) from continuing operations									67	88	130
Income (loss) from discontinued operations, net of tax									(12)	(6)	(33)
Income before extraordinary gain (loss)									55	82	97
Extraordinary gain (loss) on the acquisition of a business, net of tax of nil									2	4	(1)
Net income (loss)									57	86	96
Net loss (income) attributable to noncontrolling interests									(16)	(6)	(4)
Net income attributable to Huntsman International LLC									41	80	92
Other comprehensive loss									(148)	(232)
Comprehensive income attributable to noncontrolling interests									(16)	(1)	(5)
Comprehensive income (loss) attributable to Huntsman International LLC									(107)	(147)	91
Eliminations
Revenues:
Related party sales									(2,130)	(1,864)	(1,532)
Total revenues									(2,130)	(1,864)	(1,532)
Cost of goods sold									(2,130)	(1,830)	(1,506)
Gross profit										(34)	(26)
Operating income										(34)	(26)
Equity in income (loss) of investment in affiliates and subsidiaries									(545)	(459)	1,108
Dividends income											(1,569)
Other income (expense)										36	25
Income from continuing operations before income taxes									(545)	(457)	(462)
Income tax expense									(78)	(100)
Income (loss) from continuing operations									(623)	(557)	(462)
Income before extraordinary gain (loss)									(623)	(557)	(462)
Net income (loss)									(623)	(557)	(462)
Net loss (income) attributable to noncontrolling interests									6	1	1
Net income attributable to Huntsman International LLC									(617)	(556)	(461)
Other comprehensive loss									397	325	(1,539)
Comprehensive income attributable to noncontrolling interests									7	2	2
Comprehensive income (loss) attributable to Huntsman International LLC									$ (219)	$ (230)	$ (1,999)